EQUIPMENT (Details) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Property and equipment, gross	$ 718,884		$ 88,758
Accumulated depreciation	(37,532)		(51,029)
Property and equipment, net	$ 681,352		37,729
Canfield [Member]
Property and equipment, gross			139,333		$ 151,534
Accumulated depreciation			(95,488)		(92,907)
Property and equipment, net			43,845		58,627
Copa Di Vino Corporation [Member]
Property and equipment, gross		$ 894,938	1,017,352		1,180,262
Accumulated depreciation		(1,821,771)	(1,693,479)		(1,520,132)
Property and equipment, net		921,036	1,037,151	$ 1,037,151	1,185,348
Office Equipment [Member]
Property and equipment, gross			2,934		2,934
Vehicles [Member]
Property and equipment, gross			70,208		70,208
Wheelchair rental pool [Member]
Property and equipment, gross			66,191		78,392
Leasehold Improvements [Member] | Copa Di Vino Corporation [Member]
Property and equipment, gross		1,005,673	1,005,673		1,003,697
Machinery and Equipment [Member] | Copa Di Vino Corporation [Member]
Property and equipment, gross		1,487,063	1,486,213		1,479,139
Tank [Member] | Copa Di Vino Corporation [Member]
Property and equipment, gross		169,223	164,195		164,195
Furniture and Fixtures [Member] | Copa Di Vino Corporation [Member]
Property and equipment, gross		54,750	54,750		53,363
Gross [Member] | Copa Di Vino Corporation [Member]
Property and equipment, gross		2,716,709	2,710,831		2,700,394
Construction in Progress [Member] | Copa Di Vino Corporation [Member]
Property and equipment, gross		$ 26,098	$ 19,799		$ 5,086